Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (12,298,036)	$ (2,683,785)	$ (7,338,927)	$ (16,312,989)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	(10,778)	79,179	115,059	21,514
Common stock issued for services	18,375	270,000	270,000	25,000
Common stock issued for late payment		160,468
Stock-based compensation	1,277,794	210,429	391,410	1,380,256
Stock issued for late payment			160,468
Depreciation and amortization expense	92,129	301,383	549,151	751,072
(Gain) loss on adjustment in contingent consideration	193,465	(76,782)	(625,357)	(999,347)
Change in fair value of derivative liabilities	3,813,598	(193,990)	(359,530)	1,234,145
Amortization of deferred financing costs			263,255	39,958
Amortization of note discounts	6,134,367	1,020,749	3,935,108	370,810
Goodwill impairment			742,446	10,435,170
Intangible asset impairment			145,396	1,325,134
Loss on sale of assets		164	164
Increase (decrease) in cash resulting from changes in:
Accounts receivable	147,184	(110,239)	(285,884)	(216,145)
Other current assets	(33,733)	(540,553)	(29,460)	25,331
Other assets		(2,060)	9,929	(1,800)
Accounts payable	(84,388)	(189,617)	(327,828)	576,305
Accrued interest	159,132	83,598	335,035	112,796
Accrued and deferred personnel compensation	25,747	(22,826)	61,843	118,050
Deferred revenue - related party	(35,262)		(164,738)
Deferred revenue and customer deposits	1,926	(86,611)	55,206	72,887
Other liabilities	119,061	454,123	(120,929)	151,168
Net cash provided by used in operating activities	(479,419)	(1,225,514)	(2,218,183)	(890,685)
INVESTING ACTIVITIES
Purchases of equipment	(2,799)	(9,732)	(11,112)	(12,189)
Acquisitions	(400,000)			(77,000)
Cash paid for acquisitions				(209,833)
Net cash used in investing activities	(402,799)	(9,732)	(11,112)	(299,022)
FINANCING ACTIVITIES
Proceeds from issuance of notes payable, net of finance offering costs	700,000	3,148,470	3,148,470	272,500
Payments on notes payable	(1,609,682)	(772,547)	(831,708)	(304,539)
Payments on cash payment obligation		(87,500)	(87,500)	(162,500)
Proceeds from issuance of common stock, net of issuance costs	6,789,685			1,011,203
Net cash provided by financing activities	5,880,003	2,288,423	2,229,262	816,664
Net change in cash	4,997,785	1,053,177	(33)	(373,043)
Cash at beginning of period	363	396	396	373,439
Cash at end of period	4,998,148	1,053,573	363	396
Cash paid during period for :
Interest	53,389	33,108	33,385	20,650
Income taxes				3,220
Non cash investing and financing activities:
Debt discount from derivatives	4,614,714	2,733,412
Adjustment to derivative liability due to note repayment	40,511	181,646
Adjustment to derivative liability due to note conversion	10,945,413	1,020,859	3,421,579
Adjustment to derivative liability due to Allonge / ASID conversion	349,694
Adjustment to derivative liability due to non-employee warrant conversion	176,555
Issuance of common stock for Boomtext earn-out	2,210,667
Issuance of common stock for acquisitions	2,210,667			11,318,069
Issuance of note payable for acquisition	1,365,096
Earn-out payable recorded for acquisition	224,000
Conversion of accrued interest into notes payable		137,649
Conversion of notes payable into common stock	4,984,720
Conversion of accrued interest into common stock	369,786
Settlement of working capital asset related to the Boomtext acquisition	153,317
Common stock issued for patents and trademarks				50,000
Debt discount			5,352,404	149,196
Adjustment to derivative liability due to debt repayment			69,332
Adjustment to derivative liability due to debt conversion			3,421,579	143,961
Adjustment to derivative liability due to warrant cancellation			1,318
Conversion of notes payable and interest into common stock				230,271
Conversion of accrued interest into convertible notes payable			137,649
Share value issued in acquisitions				$ 11,318,069